Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term investments
Balance at the beginning of the year	$ 1,389,199	$ 1,320,386	$ 993,630
Investments made/transfers from prepayments/other non-current assets	186,395	162,823	374,709
Income (Loss) from equity method investments, net	76,666	(12,170)	13,392
Dividend declared from equity method investments	(12,807)	(10,269)	(4,683)
Disposal of investments	(23,982)	(24,039)	(17,713)
Changes from measurement alternative to consolidation (Note 6)			(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment			0
Impairment on investments	(5,972)	(38,689)	(25,706)
Fair value change through earnings	21,258	18,564	43,002
Currency translation adjustment	32,589	(27,407)	(12,257)
Balance at the end of year	1,663,346	1,389,199	1,320,386
Equity Securities Without Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	295,975	201,290	196,579
Investments made/transfers from prepayments/other non-current assets	357	136,985	70,864
Income (Loss) from equity method investments, net	0	0	0
Dividend declared from equity method investments	0	0	0
Disposal of investments	(522)	(2,228)	(3,463)
Changes from measurement alternative to consolidation (Note 6)			(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment			0
Impairment on investments	(5,972)	(38,689)	(25,706)
Fair value change through earnings	0	0	10,877
Currency translation adjustment	1,854	(1,383)	(3,873)
Balance at the end of year	291,692	295,975	201,290
Equity Method Investment
Long-term investments
Balance at the beginning of the year	956,392	1,000,828	557,501
Investments made/transfers from prepayments/other non-current assets	186,038	25,838	303,845
Income (Loss) from equity method investments, net	76,666	(12,170)	13,392
Dividend declared from equity method investments	(12,807)	(10,269)	(4,683)
Disposal of investments	(23,460)	(21,811)	(14,250)
Changes from measurement alternative to consolidation (Note 6)			0
Reclassification of equity investment with readily determinable fair value to equity-method investment			153,407
Impairment on investments	0	0	0
Fair value change through earnings	0	0	0
Currency translation adjustment	30,735	(26,024)	(8,384)
Balance at the end of year	1,213,564	956,392	1,000,828
Equity Securities With Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	136,832	118,268	239,550
Investments made/transfers from prepayments/other non-current assets	0	0	0
Income (Loss) from equity method investments, net	0	0	0
Dividend declared from equity method investments	0	0	0
Disposal of investments	0	0	0
Changes from measurement alternative to consolidation (Note 6)			0
Reclassification of equity investment with readily determinable fair value to equity-method investment			(153,407)
Impairment on investments	0	0	0
Fair value change through earnings	21,258	18,564	32,125
Currency translation adjustment	0	0	0
Balance at the end of year	$ 158,090	$ 136,832	$ 118,268